DERIVATIVES - Cumulative Basis Adjustment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Debt securities AFS, carrying amount of hedged asset	$ 62,733	$ 81,082
Debt securities AFS, cumulative fair value hedging adjustment increasing (decreasing) the carrying amount, active	149	28
Debt securities AFS, cumulative fair value hedging adjustment increasing (decreasing) the carrying amount, de-designated	212	342
Long-term debt, carrying amount of hedged liability	149,305	169,026
Long-term debt, cumulative fair value hedging adjustment increasing (decreasing) the carrying amount, active	623	5,554
Long-term debt, cumulative fair value hedging adjustment increasing (decreasing) the carrying amount, de-designated	3,936	4,989
Cumulative basis adjustment within active hedges	24	(18)
Cumulative basis adjustment within de-designated hedges	(92)	62
Amount of designated hedged items	6,000	3,000
Carrying value of closed portfolios used in hedging relations	$ 25,000	$ 19,000